Leases (Details) - Schedule of supplemental cash flow information related to operating leases $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Leases Abstract
Cash payments for operating leases	$ 438
New operating lease assets obtained in exchange for operating lease liabilities	$ 1,590